UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV
(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Jennifer Farrell, Ultimus Fund Solutions, LLC.
80 Arkay Drive, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	10/31

Date of reporting period:	10/31/25

Item 1. Reports to Stockholders.

(a)

Main International ETF

(INTL) Cboe BZX Exchange, Inc.

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Main International ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.mainmgtetfs.com/intl/. You can also request this information by contacting us at 1-866-383-9778. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Main International ETF	$80	0.71%

How did the Fund perform during the reporting period?

The Adviser made no large changes to the portfolio in Q3 2025, opting to allow the significant changes implemented in Q1 2025 to continue to play out. The Adviser rebalanced some cash from dividends into the regional positions, as it is actively managing those exposures. The Fund's overall tilt towards Emerging Markets was beneficial as they mildly outperformed the MSCI ACWI ex USA (ACWX) benchmark over the reporting period. The Fund's satellite position in China Tech (KWEB) was a big boost in Q3 2025, surging over +22% after being a drag in Q2 2025. The Fund's other satellite position in Mexico (FLMX) also helped contribute to the strategy's performance, as it outperformed the benchmark by more than 10% from its addition to the portfolio through the end of the reporting period. China Tech is trading at roughly 17x its estimated earnings per share for the next twelve months, which remains inexpensive relative to both itself and international equities despite its big move in Q3 2025, while maintaining stronger earnings per share and Revenue growth forecasts than the ACWX Index. As mentioned above, the currency moves helped Mexico earlier in the year and it remains attractively valued and has both earnings and sales growth forecasts above those of the benchmark. Overall, the strategy trades at a slight valuation discount to the ACWX with stronger growth forecasts.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Main International ETF - NAV
MSCI ACWI ex USA Index
$20,000
$15,000
$10,000
$5,000
$0
$15,267
$15,030
Dec-2022
Oct-2023
Oct-2024
Oct-2025

	Main International ETF - NAV	MSCI ACWI ex USA Index
Dec-2022	$10,000	$10,000
Oct-2023	$9,947	$9,829
Oct-2024	$11,975	$12,220
Oct-2025	$15,030	$15,267

Average Annual Total Returns

	1 Year	Since Inception (December 1, 2022)
Main International ETF - NAV	25.51%	15.00%
MSCI ACWI ex USA Index	24.93%	15.62%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$152,219,982
Number of Portfolio Holdings	10
Advisory Fee	$697,304
Portfolio Turnover	36%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	96.9%
Money Market Funds	3.1%

What did the Fund invest in?

Asset Weighting (% of net assets)

Equity
99.6%
Collateral for Securities Loaned
2.7%
Money Market Funds
0.5%
Liabilities in Excess of Other Assets
-2.8%

Value	Value
Liabilities in Excess of Other Assets	-2.8%
Money Market Funds	0.5%
Collateral for Securities Loaned	2.7%
Equity	99.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core MSCI International Developed Markets ETF	38.9%
iShares Core MSCI Emerging Markets ETF	17.8%
SPDR Portfolio Europe ETF	12.2%
KraneShares CSI China Internet ETF	9.8%
SPDR Portfolio Emerging Markets ETF	7.2%
Vanguard FTSE Pacific ETF	5.7%
Franklin FTSE Mexico ETF	5.6%
State Street Navigator Securities Lending Government Money Market Portfolio	2.7%
Franklin FTSE Canada ETF	2.4%
State Street Institutional Treasury Money Market Fund, Premier Class	0.5%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, dated February 28, 2025, as supplemented September 24, 2025, or the Fund's next prospectus, which we expect to be available by February 28, 2026, or upon request at 1-866-383-9778.

Effective January 30, 2025, the Fund's transfer agent and custodian changed to State Street Bank and Trust Company.

Effective September 24, 2025, the Fund's adviser agreed to pay that portion of the Fund’s acquired fund fees and expenses necessary to limit the Fund’s current operating expenses plus acquired fund fees and expenses to no more than 0.95% of the Fund’s average daily net assets.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.mainmgtetfs.com/intl/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-INTL

Main Sector Rotation ETF

(SECT) Cboe BZX Exchange, Inc.

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Main Sector Rotation ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.mainmgtetfs.com/sect/. You can also request this information by contacting us at 1-866-383-9778. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Main Sector Rotation ETF	$62	0.56%

How did the Fund perform during the reporting period?

The fund performed slightly above the S&P 500 Index benchmark during the reporting period, with the greatest performance contributions coming from the Fund's sector overweight in Information Technology, bolstered by a targeted Semiconductor industry exposure. The fund also benefited from a Communication Services overweight and was hurt by a Health Care overweight. The Fund remains overweight for Healthcare, Communication Services, Information Technology, and Consumer Discretionary. Communication Services has 2025 earnings growth forecasts which are nearly 8x those of the S&P 500 and trades at a roughly 15% discount to the S&P 500 on a next twelve month (NTM) P/E basis, which is an even greater discount when you factor in that earnings growth potential into the price/earnings to growth ratio (PEG) ratio. Within the Fund's our Information Technology overweight, the Fund is maintaining its exposure in the Semiconductor and Software industries. On an aggregate level, the Fund has 2026 revenue growth forecasts of roughly 8.3% versus the S&P 500 at 6.5%, and 2026 EPS growth forecasts of 14.3% versus the S&P 500 at 13.5%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Main Sector Rotation ETF - NAV	S&P 500® Index
Sep-2017	$10,000	$10,000
Oct-2017	$10,572	$10,502
Oct-2018	$10,728	$11,274
Oct-2019	$12,196	$12,889
Oct-2020	$12,601	$14,141
Oct-2021	$18,237	$20,209
Oct-2022	$16,528	$17,256
Oct-2023	$17,545	$19,006
Oct-2024	$22,907	$26,232
Oct-2025	$27,875	$31,860

Average Annual Total Returns

	1 Year	5 years	Since Inception (September 5, 2017)
Main Sector Rotation ETF - NAV	21.69%	17.21%	13.40%
S&P 500® Index	21.45%	17.64%	15.27%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$2,412,725,970
Number of Portfolio Holdings	10
Advisory Fee	$10,249,939
Portfolio Turnover	23%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	95.4%
Money Market Funds	4.6%

What did the Fund invest in?

Asset Weighting (% of net assets)

Equity
99.5%
Collateral for Securities Loaned
4.2%
Money Market Funds
0.6%
Liabilities in Excess of Other Assets
-4.3%

Value	Value
Liabilities in Excess of Other Assets	-4.3%
Money Market Funds	0.6%
Collateral for Securities Loaned	4.2%
Equity	99.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Technology Select Sector SPDR Fund	33.8%
Communication Services Select Sector SPDR Fund	14.6%
Health Care Select Sector SPDR Fund	13.9%
Financial Select Sector SPDR Fund	12.8%
Consumer Discretionary Select Sector SPDR Fund	9.2%
VanEck Semiconductor ETF	6.8%
iShares Expanded Tech-Software Sector ETF	5.8%
State Street Navigator Securities Lending Government Money Market Portfolio	4.2%
iShares U.S. Home Construction ETF	2.6%
State Street Institutional Treasury Money Market Fund, Premier Class	0.6%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, dated February 28, 2025, as supplemented September 24, 2025, or the Fund's next prospectus, which we expect to be available by February 28, 2026, or upon request at 1-866-383-9778.

Effective January 30, 2025, the Fund's transfer agent and custodian changed to State Street Bank and Trust Company.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.mainmgtetfs.com/sect/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-SECT

Main Thematic Innovation ETF

(TMAT) Cboe BZX Exchange, Inc.

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Main Thematic Innovation ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.mainmgtetfs.com/tmat/. You can also request this information by contacting us at 1-866-383-9778. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Main Thematic Innovation ETF	$105	0.82%

How did the Fund perform during the reporting period?

During the reporting period, the fund substantially outperformed the benchmark. The best performing themes in the portfolio were AI Builders & Beneficiaries and Quantum Computing, while the laggards were Online Consumer and Digital Entertainment. At the beginning of Q1 2025, the fund rebalanced to reduce concentration risk, helping the performance of the Fund. At the beginning of Q3 2025, the adviser rebalanced the fund again – combining its standalone Crypto and FinTech sleeves into a broader Digital Assets & Payments theme and realigning weights toward companies with accelerating revenue trajectories and stronger multi-year growth profiles. The themes in the portfolio are now: AI Builders & Beneficiaries, Disruptive Healthcare, Digital Assets & Payments, Online Consumer, Robotics & Automation, Digital Entertainment, Quantum Computing, Cloud Computing & Data Centers, and Cybersecurity. Within the fund, the price/earnings-ratio-to-Growth (PEG) is 1.1x. Additionally, the growth forecasts are very strong, with the consensus earnings per share Growth at 33% for 2026  and the consensus sales growth for the fund at 17% versus.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Main Thematic Innovation ETF - NAV
MSCI ACWI Index Net
$20,000
$15,000
$10,000
$5,000
$0
$16,604
$11,467
Jan-2021
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Main Thematic Innovation ETF - NAV	MSCI ACWI Index Net
Jan-2021	$10,000	$10,000
Oct-2021	$9,480	$11,526
Oct-2022	$4,962	$9,226
Oct-2023	$5,155	$10,195
Oct-2024	$7,237	$13,538
Oct-2025	$11,467	$16,604

Average Annual Total Returns

	1 Year	Since Inception (January 28, 2021)
Main Thematic Innovation ETF - NAV	58.44%	2.92%
MSCI ACWI Index Net	22.64%	11.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$226,146,977
Number of Portfolio Holdings	107
Advisory Fee	$1,089,128
Portfolio Turnover	5%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.5%
Money Market Funds	5.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
59.7%
Communications
14.6%
Health Care
13.1%
Consumer Discretionary
6.8%
Collateral for Securities Loaned
5.5%
Industrials
3.5%
Financials
2.0%
Money Market Funds
0.4%
Liabilities in Excess of Other Assets
-5.6%

Value	Value
Liabilities in Excess of Other Assets	-5.6%
Money Market Funds	0.4%
Financials	2.0%
Industrials	3.5%
Collateral for Securities Loaned	5.5%
Consumer Discretionary	6.8%
Health Care	13.1%
Communications	14.6%
Technology	59.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
State Street Navigator Securities Lending Government Money Market Portfolio	5.5%
Cloudflare, Inc., Class A	4.8%
NVIDIA Corporation	3.7%
Oracle Corporation	2.9%
Nebius Group N.V., Class A	2.7%
Snowflake, Inc.	2.3%
Broadcom, Inc.	2.1%
Rubrik, Inc., Class A	2.1%
Credo Technology Group Holding Ltd.	1.9%
Crowdstrike Holdings, Inc., Class A	1.9%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's prospectus, dated February 28, 2025, as supplemented September 24, 2025, or the Fund's next prospectus, which we expect to be available by February 28, 2026, or upon request at 1-866-383-9778.

Effective January 30, 2025, the Fund's transfer agent and custodian changed to State Street Bank and Trust Company.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.mainmgtetfs.com/tmat/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-TMAT

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Breslin is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025               $43,500

2024               $41,650

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025               $10,250

2024               $9,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, 2025 and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended October 31, 2025 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Joseph Breslin, Charles Ranson and Thomas T. Sarkany.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Main Sector Rotation ETF
(SECT)

Main Thematic Innovation ETF
(TMAT)

Main International ETF
(INTL)

Annual Financial Statements and Additional
Information
October 31, 2025

1-866-383-9778
www.mainmgtetfs.com

MAIN SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	EQUITY - 99.5%
3,074,450	Communication Services Select Sector SPDR Fund	$352,977,605
922,681	Consumer Discretionary Select Sector SPDR Fund(a)	221,378,852
5,884,960	Financial Select Sector SPDR Fund	308,195,355
2,334,044	Health Care Select Sector SPDR Fund(a)	336,685,847
1,201,382	iShares Expanded Tech-Software Sector ETF(a),(b)	138,771,635
633,324	iShares U.S. Home Construction ETF(a)	63,598,396
2,709,524	Technology Select Sector SPDR Fund(a)	814,699,676
451,848	VanEck Semiconductor ETF(b)	164,029,861
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,877,292,224)	2,400,337,227

	SHORT-TERM INVESTMENTS — 4.8%
	COLLATERAL FOR SECURITIES LOANED - 4.2%
101,205,056	State Street Navigator Securities Lending Government Money Market Portfolio, 4.06% (Cost $101,205,056)(c),(d)	101,205,056

	MONEY MARKET FUNDS - 0.6%
13,448,987	State Street Institutional Treasury Money Market Fund, Premier Class, 3.94% (Cost $13,448,987)(d)	13,448,987

	TOTAL SHORT-TERM INVESTMENTS (Cost $114,654,043)	114,654,043

	TOTAL INVESTMENTS - 104.3% (Cost $1,991,946,267)	$2,514,991,270
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.3)%	(102,265,300)
	NET ASSETS - 100.0%	$2,412,725,970

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of October 31, 2025 was $110,443,998.

(b)	Non-income producing security.

(c)	Security was purchased with cash received as collateral for securities on loan at October 31, 2025. Total collateral had a value of $101,205,056 at October 31, 2025. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a fair value of $10,358,419.

(d)	Rate disclosed is the seven day effective yield as of October 31, 2025.

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7%
	AEROSPACE & DEFENSE - 1.5%
9,516	AeroVironment, Inc.(a)	$3,520,063

	AUTOMOTIVE - 1.7%
108,641	WeRide, Inc. - ADR(a),(b)	1,159,199
116,571	XPeng, Inc. - ADR(a)	2,738,253
		3,897,452
	BANKS - 0.7%
98,332	NU Holdings Ltd. - Class A(a)	1,584,129

	BIOTECH & PHARMA - 7.5%
3,172	Argenx S.E. - ADR(a)	2,596,282
11,102	Ascendis Pharma A/S - ADR(a)	2,238,163
30,927	Bridgebio Pharma, Inc.(a),(b)	1,937,267
18,239	CRISPR Therapeutics A.G.(a),(b)	1,167,114
26,962	Guardant Health, Inc.(a)	2,508,005
13,481	Insmed, Inc.(a)	2,555,998
10,309	Krystal Biotech, Inc.(a)	2,036,131
26,962	Legend Biotech Corporation - ADR(a)	873,569
7,930	Neurocrine Biosciences, Inc.(a)	1,135,655
		17,048,184
	DIVERSIFIED FINANCIAL SERVICES - 0.5%
29,341	Toast, Inc., Class A(a)	1,060,384

	DIVERSIFIED INDUSTRIALS - 0.3%
4,758	Emerson Electric Company	664,074

	E-COMMERCE DISCRETIONARY - 2.0%
13,481	eBay, Inc.	1,096,140
47,580	JD.com, Inc. - ADR	1,572,043
793	MercadoLibre, Inc.(a)	1,845,517
		4,513,700
	ELECTRICAL EQUIPMENT - 0.5%
50,752	Hesai Group - ADR(a)	1,204,345

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	ENTERTAINMENT CONTENT - 6.5%
3,172	AppLovin Corporation, Class A(a)	$2,021,611
707,356	FuboTV, Inc.(a),(b)	2,673,806
466,284	HUYA, Inc. - ADR	1,282,281
23,790	ROBLOX Corporation, Class A(a)	2,705,398
24,583	Sea Ltd. - ADR(a)	3,841,094
8,723	Take-Two Interactive Software, Inc.(a)	2,236,316
		14,760,506
	HEALTH CARE FACILITIES & SERVICES - 2.0%
15,860	GeneDx Holdings Corporation(a)	2,171,393
26,962	Tempus AI, Inc.(a)	2,422,535
		4,593,928
	INTERNET MEDIA & SERVICES - 6.1%
46,787	Nebius Group N.V.(a)	6,120,674
793	Netflix, Inc.(a)	887,256
137,189	Rumble, Inc.(a),(b)	941,117
168,909	Serve Robotics, Inc.(a),(b)	2,234,666
1,586	Spotify Technology S.A.(a)	1,039,338
54,717	Tencent Music Entertainment Group - ADR	1,221,283
18,239	Trip.com Group Ltd. - ADR	1,288,586
		13,732,920
	LEISURE FACILITIES & SERVICES - 2.3%
28,548	DraftKings, Inc.(a)	873,283
6,344	Flutter Entertainment PLC	1,475,551
165,737	Genius Sports Ltd.(a)	1,866,199
101,504	Super Group SGHC Ltd.	1,096,243
		5,311,276
	MACHINERY - 1.1%
30,134	ATS Corporation(a),(b)	827,480
1,586	Deere & Company	732,145
7,137	JBT Marel Corporation	899,976
		2,459,601
	MEDICAL EQUIPMENT & DEVICES - 3.6%
21,411	Globus Medical, Inc., Class A(a)	1,293,010
5,551	Insulet Corporation(a)	1,737,519

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.6% (Continued)
9,516	Natera, Inc.(a)	$1,893,018
30,134	PROCEPT BioRobotics Corporation(a),(b)	1,025,460
34,892	Siemens Healthineers A.G. - ADR	974,185
11,102	Zimmer Biomet Holdings, Inc.	1,116,417
		8,039,609

	RETAIL - DISCRETIONARY - 0.8%
5,551	Carvana Company(a)	1,701,604

	SEMICONDUCTORS - 13.6%
8,723	Advanced Micro Devices, Inc.(a)	2,234,135
17,446	Ambarella, Inc.(a)	1,486,923
3,965	Analog Devices, Inc.	928,325
793	ASML Holding N.V. - ADR	839,969
19,032	Astera Labs, Inc.(a)	3,552,894
12,688	Broadcom, Inc.	4,689,865
16,653	Coherent Corporation(a)	2,197,530
11,895	Lam Research Corporation	1,872,987
12,688	Micron Technology, Inc.	2,839,194
41,236	NVIDIA Corporation	8,349,877
55,510	Ouster, Inc.(a)	1,851,814
		30,843,513
	SOFTWARE - 34.1%
83,265	ACV Auctions, Inc.(a)	755,214
6,344	Circle Internet Group, Inc.(a),(b)	805,561
42,821	Cloudflare, Inc., Class A(a)	10,846,559
17,446	Coreweave, Inc., Class A(a)	2,332,705
7,929	Crowdstrike Holdings, Inc., Class A(a)	4,305,526
4,758	CyberArk Software Ltd.(a)	2,477,871
11,895	Datadog, Inc., Class A(a)	1,936,625
84,851	Gen Digital, Inc.	2,236,672
34,099	Gitlab, Inc., Class A(a),(b)	1,662,326

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SOFTWARE - 34.1% (Continued)
53,131	Global-e Online Ltd(a)	$1,935,562
7,137	Guidewire Software, Inc.(a)	1,667,489
2,379	Intuit, Inc.	1,588,101
26,962	IonQ, Inc.(a),(b)	1,681,890
25,376	Kaspi.KZ JSC - ADR	1,897,871
5,551	Microsoft Corporation	2,874,363
25,376	Oddity Tech Ltd.(a)	1,148,264
24,583	Oracle Corporation	6,455,742
10,309	Palantir Technologies, Inc., Class A(a)	2,066,645
19,825	Pegasystems, Inc.	1,261,861
66,612	Quantum Computing, Inc.(a),(b)	1,113,087
61,854	Rubrik, Inc., Class A(a)	4,655,751
103,883	SailPoint, Inc.(a)	2,252,183
83,265	SentinelOne, Inc., Class A(a)	1,486,280
15,860	Shopify, Inc., Class A(a)	2,757,420
19,032	Snowflake, Inc.(a)	5,231,516
91,195	SoundHound AI, Inc., Class A(a),(b)	1,606,856
23,790	Upstart Holdings, Inc.(a),(b)	1,130,501
5,551	Veeva Systems, Inc., Class A(a)	1,616,451
230,763	VTEX(a),(b)	1,036,126
12,687	Zscaler, Inc.(a)	4,201,173
		77,024,191
	SPECIALTY FINANCE - 1.3%
95,953	SoFi Technologies, Inc.(a),(b)	2,847,884

	TECHNOLOGY HARDWARE - 5.6%
12,688	Cisco Systems, Inc.	927,620
22,997	Credo Technology Group Holding Ltd.(a)	4,314,696
70,577	D-Wave Quantum, Inc.(a)	2,615,584
272,792	Nokia OYJ - ADR(b)	1,884,993
65,026	Rigetti Computing, Inc.(a)	2,878,701
		12,621,594
	TECHNOLOGY SERVICES - 6.0%
149,084	Core Scientific, Inc.(a)	3,211,270

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TECHNOLOGY SERVICES - 6.0% (Continued)
17,446	CoStar Group, Inc.(a)	$1,200,459
181,597	Dlocal Ltd.	2,660,396
2,379	International Business Machines Corporation	731,328
95,953	MARA Holdings, Inc.(a),(b)	1,753,061
72,956	Pagaya Technologies Ltd.(a),(b)	1,961,787
97,539	Remitly Global, Inc.(a)	1,564,526
7,136	Sezzle, Inc.(a),(b)	467,765
		13,550,592
	TELECOMMUNICATIONS - 2.0%
72,163	Galaxy Digital, Inc., Class A(a),(b)	2,526,427
185,562	Vnet Group, Inc. - ADR(a),(b)	1,929,845
		4,456,272

	TOTAL COMMON STOCKS (Cost $174,805,443)	225,435,821

	SHORT-TERM INVESTMENTS — 5.9%
	COLLATERAL FOR SECURITIES LOANED - 5.5%
12,399,064	State Street Navigator Securities Lending Government Money Market Portfolio, 4.06% (Cost $12,399,064)(d),(e)	12,399,064

	MONEY MARKET FUNDS - 0.4%
842,136	State Street Institutional Treasury Money Market Fund, Premier Class, 3.94% (Cost $842,136)(e)	842,136

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,241,200)	13,241,200

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	TOTAL INVESTMENTS - 105.6% (Cost $188,046,643)	$238,677,021
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.6)%	(12,530,044)
	NET ASSETS - 100.0%	$226,146,977

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

A/S	- Anonim Sirketi

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of October 31, 2025 was $28,391,964.

(c)	Percentage rounds to less than 0.1%.

(d)	Security was purchased with cash received as collateral for securities on loan at October 31, 2025. Total collateral had a value of $12,399,064 at October 31, 2025. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a fair value of $16,073,511.

(e)	Rate disclosed is the seven day effective yield as of October 31, 2025.

See accompanying notes to financial statements.

MAIN INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	EQUITY - 99.6%
81,450	Franklin FTSE Canada ETF(a)	$3,699,459
261,522	Franklin FTSE Mexico ETF(a),(b)	8,499,936
396,390	iShares Core MSCI Emerging Markets ETF	27,061,545
733,050	iShares Core MSCI International Developed Markets ETF	59,179,126
373,983	KraneShares CSI China Internet ETF	14,940,621
229,447	SPDR Portfolio Emerging Markets ETF(a)	10,917,088
371,955	SPDR Portfolio Europe ETF	18,634,946
95,025	Vanguard FTSE Pacific ETF(a)	8,707,141
	TOTAL EXCHANGE-TRADED FUNDS (Cost $129,859,301)	151,639,862

	SHORT-TERM INVESTMENTS — 3.2%
	COLLATERAL FOR SECURITIES LOANED - 2.7%
4,185,123	State Street Navigator Securities Lending Government Money Market Portfolio, 4.06% (Cost $4,185,123)(c),(d)	4,185,123

	MONEY MARKET FUNDS - 0.5%
698,010	State Street Institutional Treasury Money Market Fund, Premier Class, 3.94% (Cost $698,010)(d)	698,010

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,883,133)	4,883,133

	TOTAL INVESTMENTS - 102.8% (Cost $134,742,434)	$156,522,995
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8)%	(4,303,013)
	NET ASSETS - 100.0%	$152,219,982

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of October 31, 2025 was $19,043,186.

(b)	Affiliated Company – Main International ETF holds in excess of 5% of outstanding voting securities of this security.

(c)	Security was purchased with cash received as collateral for securities on loan at October 31, 2025. Total collateral had a value of $4,185,123 at October 31, 2025. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a fair value of $15,283,592.

(d)	Rate disclosed is the seven day effective yield as of October 31, 2025.

See accompanying notes to financial statements.

MAIN ETFS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025

	Main Sector		Main Thematic		Main International
	Rotation ETF		Innovation ETF		ETF
ASSETS
Investments in Affiliated Securities, at cost	$—		$—		$6,955,539
Investments in Unaffiliated Securities, at cost	1,991,946,267		188,046,643		127,786,895
Total Investments, at cost	$1,991,946,267		$188,046,643		$134,742,434
Investments in Affiliated Securities, at value	$—		$—		$8,499,936
Investments in Unaffiliated Securities, at value	2,514,991,270		238,677,021		148,023,059
Total Investments, at value	$2,514,991,270	*	$238,677,021	*	$156,522,995	*
Cash and cash equivalents	—		22,343		—
Cash held for collateral at broker for options	39,752		—		—
Receivable for securities sold	—		568,567		—
Receivable for fund shares sold	—		285,179		—
Receivable for securities lending	41,979		11,456		3,329
Dividends and interest receivable	49,185		15,056		2,635
Prepaid expenses and other assets	14,745		2,331		2,066
TOTAL ASSETS	2,515,136,931		239,581,953		156,531,025

LIABILITIES
Securities lending collateral payable	101,205,056		12,399,064		4,185,123
Payable for fund shares redeemed	—		570,358		—
Payable for securities purchased	—		284,284		—
Investment advisory fees payable	1,000,763		120,310		70,704
Payable to related parties	62,604		7,356		5,483
Other accrued expenses and other liabilities	142,538		53,604		49,733
TOTAL LIABILITIES	102,410,961		13,434,976		4,311,043
NET ASSETS	$2,412,725,970		$226,146,977		$152,219,982

NET ASSETS CONSIST OF:
Paid in capital	$1,963,454,702		$210,883,656		$131,364,830
Accumulated earnings	449,271,268		15,263,321		20,855,152
NET ASSETS	$2,412,725,970		$226,146,977		$152,219,982

NET ASSET VALUE PER SHARE:
Net Assets	$2,412,725,970		$226,146,977		$152,219,982
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	37,450,000		7,930,000		5,430,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$64.43		$28.52		$28.03

*	Includes fair value of securities on loan in the amount of $110,443,998, $28,391,964 and $19,043,186 for Main Sector Rotation ETF, Main Thematic Innovation ETF and Main International ETF, respectively.

See accompanying notes to financial statements.

MAIN ETFS
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025

	Main Sector Rotation ETF	Main Thematic Innovation ETF	Main International ETF
INVESTMENT INCOME
Dividends	$17,828,681	$529,852	$2,651,541
Dividends from affiliates	—	—	596,969
Interest	576,444	58,688	21,299
Securities lending income	732,413	293,766	214,995
Less: Foreign withholding taxes	—	(15,007)	—
TOTAL INVESTMENT INCOME	19,137,538	867,299	3,484,804

EXPENSES
Investment advisory fees	10,249,939	1,089,128	697,304
Administrative services fees	786,668	105,266	86,964
Custodian fees	124,248	36,865	18,308
Printing and postage expenses	74,042	40,054	8,693
Compliance officer fees	54,969	18,684	18,041
Professional fees	54,305	33,197	30,098
Insurance expense	21,889	5,348	3,109
Transfer agent fees	15,268	10,285	11,785
Trustees fees and expenses	14,402	14,488	14,300
Other expenses	30,458	14,986	15,276
TOTAL EXPENSES	11,426,188	1,368,301	903,878

NET INVESTMENT INCOME (LOSS)	7,711,350	(501,002)	2,580,926

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, IN-KIND REDEMPTIONS AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments, unaffiliated companies	(30,805,094)	(7,400)	665,630
Investments, affiliated companies	—	—	(648,132)
Options written	(643,631)	—	—
In-kind redemptions, unaffiliated companies	370,274,125	34,298,238	7,598,937
In-kind redemptions, affiliated companies	—	—	5,791,489
Capital gain distributions from underlying investment companies	—	—	147,755
Net change in unrealized appreciation on:
Investments, unaffiliated companies	71,027,609	45,632,967	13,231,134
Investments, affiliated companies	—	—	374,588
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, IN-KIND REDEMPTIONS AND OPTIONS WRITTEN	409,853,009	79,923,805	27,161,401

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$417,564,359	$79,422,803	$29,742,327

See accompanying notes to financial statements.

MAIN SECTOR ROTATION ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2025	October 31, 2024
FROM OPERATIONS:
Net investment income	$7,711,350	$8,596,728
Net realized gain from investments, options written and in-kind redemptions	338,825,400	108,631,434
Net change in unrealized appreciation on investments and options written	71,027,609	279,480,917
Net increase in net assets resulting from operations	417,564,359	396,709,079

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(10,640,660)	(6,116,485)
Decrease in net assets resulting from distributions to shareholders	(10,640,660)	(6,116,485)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	1,112,604,931	631,512,677
Payments for shares redeemed	(966,737,489)	(381,903,096)
Net increase in net assets resulting from shares of beneficial interest	145,867,442	249,609,581

TOTAL INCREASE IN NET ASSETS	552,791,141	640,202,175

NET ASSETS
Beginning of Year	1,859,934,829	1,219,732,654
End of Year	$2,412,725,970	$1,859,934,829

SHARE ACTIVITY
Shares sold	19,300,000	13,150,000
Shares redeemed	(16,800,000)	(8,000,000)
Net increase in shares of beneficial interest outstanding	2,500,000	5,150,000

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2025	October 31, 2024
FROM OPERATIONS:
Net investment income (loss)	$(501,002)	$61,615
Net realized gain from investments and in-kind redemptions	34,290,838	4,165,658
Net change in unrealized appreciation on investments	45,632,967	32,732,433
Net increase in net assets resulting from operations	79,422,803	36,959,706

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	226,951,635	105,614,375
Payments for shares redeemed	(220,232,401)	(85,657,160)
Net increase in net assets resulting from shares of beneficial interest	6,719,234	19,957,215

TOTAL INCREASE IN NET ASSETS	86,142,037	56,916,921

NET ASSETS
Beginning of Year	140,004,940	83,088,019
End of Year	$226,146,977	$140,004,940

SHARE ACTIVITY
Shares sold	9,930,000	6,390,000
Shares redeemed	(9,780,000)	(5,090,000)
Net increase in shares of beneficial interest outstanding	150,000	1,300,000

See accompanying notes to financial statements.

MAIN INTERNATIONAL ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2025	October 31, 2024
FROM OPERATIONS:
Net investment income	$2,580,926	$3,443,946
Net realized gain from investments and in-kind redemptions	13,407,924	4,496,763
Capital gain distributions from underlying investment companies	147,755	12,382
Net change in unrealized appreciation on investments	13,605,722	11,543,648
Net increase in net assets resulting from operations	29,742,327	19,496,739

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(2,646,525)	(2,034,833)
Decrease in net assets resulting from distributions to shareholders	(2,646,525)	(2,034,833)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	85,528,287	52,931,270
Payments for shares redeemed	(72,944,505)	(49,706,860)
Net increase in net assets resulting from shares of beneficial interest	12,583,782	3,224,410

TOTAL INCREASE IN NET ASSETS	39,679,584	20,686,316

NET ASSETS
Beginning of Year	112,540,398	91,854,082
End of Year	$152,219,982	$112,540,398

SHARE ACTIVITY
Shares sold	3,610,000	2,390,000
Shares redeemed	(3,100,000)	(2,220,000)
Net increase in shares of beneficial interest outstanding	510,000	170,000

See accompanying notes to financial statements.

MAIN SECTOR ROTATION ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	For the	For the		For the	For the	For the		For the
	Year Ended	Year Ended		Year Ended	Year Ended	Period* Ended		Year Ended
	October 31, 2025	October 31, 2024		October 31, 2023	October 31, 2022	October 31, 2021		May 31, 2021
Net asset value, beginning of year/period	$53.22	$40.93		$38.91	$43.23	$40.42		$27.72
Income from investment operations:
Net investment income (1,6)	0.21	0.26		0.42	0.35	0.15		0.24
Net realized and unrealized gain (loss) on investments	11.30	12.23		1.97	(4.40)	2.77		12.83
Total from investment operations	11.51	12.49		2.39	(4.05)	2.92		13.07
Less distributions from:
Net investment income	(0.30)	(0.20)		(0.37)	(0.27)	(0.11)		(0.37)
Net realized gains	—	—		—	—	—		—
Total distributions	(0.30)	(0.20)		(0.37)	(0.27)	(0.11)		(0.37)
Net asset value, end of year/period	$64.43	$53.22		$40.93	$38.91	$43.23		$40.42
Market price, end of year/period	$64.42	$53.25		$40.97	$38.91	$43.20		$40.46
Total return (2)	21.69%	30.56%		6.16%	(9.37)%	7.25	% (3)	47.61%
Net assets, at end of year/period (000s)	$2,412,726	$1,859,935		$1,219,733	$963,076	$1,020,289		$871,097
Ratio of expenses to average net assets (5)	0.56%	0.66	% (8)	0.57%	0.58%	0.57	% (4)	0.59%
Ratio of net investment income to average net assets (6)	0.38%	0.53	% (8)	1.00%	0.86%	0.88	% (4)	0.69%
Portfolio Turnover Rate (7)	23%	22%		33%	48%	0	% (3)	27%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

(8)	Includes interest expense. Excluding interest expense, the following ratios would have been:

Ratio of expenses to average net assets (5)	N/A	0.57%	N/A	N/A	N/A	N/A

Ratio of net investment income to average net assets (6)	N/A	0.62%	N/A	N/A	N/A	N/A

*	For the period June 1, 2021 to October 31, 2021.

See accompanying notes to financial statements.

MAIN THEMATIC INNOVATION ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	For the	For the		For the		For the		For the		For the
	Year Ended	Year Ended		Year Ended		Year Ended		Period* Ended		Period Ended
	October 31, 2025	October 31, 2024		October 31, 2023		October 31, 2022		October 31, 2021		May 31, 2021 (1)
Net asset value, beginning of year/period	$18.00	$12.82		$12.38		$23.68		$23.05		$25.00
Income from investment operations:
Net investment income (loss) (2)	(0.07)	0.01	(8)	0.00	(3,8)	(0.00	) (3,8)	0.00	(3,8)	(0.06	) (8)
Net realized and unrealized gain (loss) on investments	10.59	5.17		0.48	(10)	(11.28)		0.65		(1.89)
Total from investment operations	10.52	5.18		0.48		(11.28)		0.65		(1.95)
Less distributions from:
Net investment income	—	—		(0.04)		(0.02)		—		—
Return of capital	—	—		—		—		(0.02)		—
Total distributions	—	—		(0.04)		(0.02)		(0.02)		—
Net asset value, end of year/period	$28.52	$18.00		$12.82		$12.38		$23.68		$23.05
Market price, end of year/period	$28.55	$18.01		$12.84		$12.38		$23.65		$23.04
Total return (4)	58.44%	40.41%		3.88%		(47.66)%		2.82	% (5)	(7.80	)% (5)
Net assets, at end of year/period (000s)	$226,147	$140,005		$83,088		$53,602		$84,522		$68,918
Ratio of expenses to average net assets (7)	0.82%	0.85%		0.94%		0.96%		0.87	% (6)	0.86	% (6)
Ratio of net investment income (loss) to average net assets	(0.30)%	0.05	% (8)	0.03	% (8)	(0.00	)% (8)	0.02	% (6,8)	(0.72	)% (6,8)
Portfolio Turnover Rate (9)	5%	39%		52%		43%		34	% (5)	60	% (5)

(1)	The Main Thematic Innovation ETF commenced operations on January 28, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents amount less than 0.005.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

(10)	Net realized and unrealized gain/(loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains/(losses) in the statements of operations due to the share transactions for the period.

*	For the period June 1, 2021 to October 31, 2021.

See accompanying notes to financial statements.

MAIN INTERNATIONAL ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	October 31, 2025	October 31, 2024	October 31, 2023 (1)
Net asset value, beginning of year/period	$22.87	$19.34	$20.00
Income from investment operations:
Net investment income (2,7)	0.50	0.68	0.43
Net realized and unrealized gain (loss) on investments	5.19	3.25	(0.51)
Total from investment operations	5.69	3.93	(0.08)
Less distributions from:
Net investment income	(0.53)	(0.40)	(0.58)
Total distributions	(0.53)	(0.40)	(0.58)
Net asset value, end of year/period	$28.03	$22.87	$19.34
Market price, end of year/period	$28.02	$22.91	$19.36
Total return (3)	25.51%	20.39%	(0.53	)% (4)
Net assets, at end of year/period (000s)	$152,220	$112,540	$91,854
Ratio of gross expenses to average net assets (6)	0.71%	0.73%	0.78	% (5)
Ratio of net expenses to average net assets (6)	0.71%	0.70%	0.64	% (5)
Ratio of net investment income to average net assets (7)	2.03%	3.01%	2.26	% (5)
Portfolio Turnover Rate (8)	36%	37%	33	% (4)

(1)	The Main International ETF commenced operations on December 1, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 7)

See accompanying notes to financial statements.

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025

1.	ORGANIZATION

The Main Sector Rotation ETF, the Main Thematic Innovation ETF and the Main International ETF (each a “Fund” and collectively the “Funds”) are each a diversified series of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Main Sector Rotation ETF commenced operations on September 5, 2017. The Main Thematic Innovation ETF commenced operations on January 28, 2021. The Main International ETF commenced operations on December 1, 2022. The Main Sector Rotation ETF and the Main International ETF are “fund of funds” in that each Fund will generally invest in other investment companies.

The Funds’ investment objectives are as follows:

Main Sector Rotation ETF – seeks to outperform the S&P 500 in rising markets while limiting losses during periods of decline.

Main Thematic Innovation ETF – seeks to outperform the MSCI ACWI Index in rising markets while limiting losses during periods of decline.

Main International ETF – seeks to outperform the MSCI All Country World ex-USA Index® over a full market cycle while maintaining below-benchmark risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of each Fund’s portfolio managers and the Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Equity option contracts not listed on a securities exchange or board of trade for which over-

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value, including the short-term investment currently held. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include the consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, having 60 days or less remaining until maturity at time of purchase, may be valued at amortized cost.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Valuation of Underlying Investment Companies - The Main Sector Rotation ETF and Main International ETF may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective net asset values as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the lasted reported sales price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2025 for the Funds’ investments measured at fair value:

Main Sector Rotation ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,400,337,227	$—	$—	$2,400,337,227
Collateral For Securities Loaned	101,205,056	—	—	101,205,056
Money Market Funds	13,448,987	—	—	13,448,987
Total	$2,514,991,270	$—	$—	$2,514,991,270

Main Thematic Innovation ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$225,435,821	$—	$—	$225,435,821
Collateral For Securities Loaned	12,399,064	—	—	12,399,064
Money Market Funds	842,136	—	—	842,136
Total	$238,677,021	$—	$—	$238,677,021

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Main International ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$151,639,862	$—	$—	$151,639,862
Collateral For Securities Loaned	4,185,123	—	—	4,185,123
Money Market Funds	698,010	—	—	698,010
Total	$156,522,995	$—	$—	$156,522,995

*	Refer to the Schedule of Investments for industry classification.

The Funds did not hold any Level 3 securities during the period.

Option Transactions – When a Fund writes a call option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. The Main Sector Rotation ETF writes options with the objective of generating income by way of cash premiums received from the written options.

The Funds may purchase put and call options. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise or “strike” price by or before the contract’s expiration. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly by the Main Sector Rotation ETF and semi-annually by the Main Thematic Innovation ETF and Main International ETF. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds. Dividends that represent long term capital gain distributions from underlying investments are reclassified out of dividend income and presented separately for financial reporting purposes. The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. Distributions received from investments in

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2022 to October 31, 2024, or expected to be taken in the Funds’ October 31, 2025 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution and include demand deposits and short-term, liquid investments with an original maturity of three months or less. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

3.	PRINCIPAL INVESTMENT RISKS

Exchange Traded Funds Risk - The Main Sector Rotation ETF and Main International ETF may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Derivatives Risk - The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including:

Leverage and Volatility Risk: Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including options, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Funds. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Funds’ potential for gain or loss and, therefore, amplify the effects of market volatility on the Funds’ share price.

Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Funds will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Funds may experience lower returns if the value of the reference index or security rises above the strike price.

Index Call Option Risk: Because the exercise of index options is settled in cash, sellers of index call options, such as the Funds, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Funds bear a risk that the value of the securities held by the Funds will vary from the value of the index and relative to the written index call option positions. Accordingly, the Funds may incur losses on the index call options that it has sold that exceed gains on other securities in its portfolio. The value of index options written by the Funds, which will be priced daily, will be affected by changes in the value of and dividend rates of the underlying common stocks in the index, changes in the actual or perceived volatility of the stock market and the remaining time to the options’ expiration. The value of the index options also may be adversely affected if the market for the index options becomes less liquid or smaller.

As a writer of an index call option, a Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the index underlying the call option above the sum of the premium and the strike price of the option, but will retain the risk of loss should the market value of the index underlying the call option decline. The purchaser of the index call option has the right to any appreciation in the value of the underlying index over the exercise price upon the exercise of the call option or the expiration date.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds’ portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events, tariffs and trade wars, and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on the U.S. financial market.

Securities Lending Risk – The Funds may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Funds may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Funds (see additional information at Note 9).

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

4.	INVESTMENT TRANSACTIONS

For the year ended October 31, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to the following:

	Purchases	Sales
Main Sector Rotation ETF	$1,310,534,548	$469,759,096
Main Thematic Innovation ETF	130,991,380	9,062,516
Main International ETF	119,757,588	45,415,664

For the year ended October 31, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to the following:

	Purchases	Sales
Main Sector Rotation ETF	$274,150,722	$968,628,560
Main Thematic Innovation ETF	99,427,794	213,719,346
Main International ETF	14,205,979	73,689,133

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Main Management ETF Advisors, LLC serves as the investment adviser (the “Adviser”) to the Funds. Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Funds, manages the Funds’ portfolios, and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.50%, 0.65%, and 0.55% of the average daily net assets of the Main Sector Rotation ETF, Main Thematic Innovation ETF, and Main International ETF, respectively.

For the year ended October 31, 2025, the advisory fees incurred by each of the Funds were as follows:

Advisory Fee
Main Sector Rotation ETF	$10,249,939
Main Thematic Innovation ETF	1,089,128
Main International ETF	697,304

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Main Sector Rotation ETF and Main Thematic Innovation ETF, until at least February 28, 2031 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles not registered under the 1940 Act or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) and will not exceed 0.65% and 0.99% of the average daily net assets of the Main Sector Rotation ETF and Main Thematic Innovation ETF, respectively. These fee waivers and expense reimbursements are subject to possible recoupment by the Adviser from the Funds in future years (within three years from the time the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Board on 60 days’ written notice to the Adviser. The Adviser has contractually agreed to reduce its fees and/or absorb expenses of International until at least February 28, 2027, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) fees and expenses associated with investments in other collective investment vehicles not

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

registered under the 1940 Act, as amended, or derivative instruments (including for example option and swap fees and expenses); (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 0.74% of the average daily net assets for International; subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation or those in place at the time of waiver and the expense limitation in place at the time of recapture. Further, the Adviser agrees to pay that portion of Main International ETF’s acquired fund fees and expenses necessary to limit International’s current operating expenses plus acquired fund fees and expenses to no more than 0.95% of Main International ETF’s average daily net assets. The total amount of previously waived fees by the Main International ETF are $107,209 and $37,935 which are subject to recapture until October 31, 2026 and October 31, 2027, respectively. During the year ended October 31, 2025, the Funds did not waive any advisory fees. During the year ended October 31, 2025, the Adviser did not waive any acquired fund fees and expenses for Main International ETF. As of October 31, 2025, there are no previously waived advisory fees subject to recapture for the Main Sector Rotation ETF and Main Thematic Innovation ETF.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan as amended (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Fund shares. Under the Plan, the Funds may pay 0.25% per year of the average daily net assets of each Fund’s shares for such distribution and shareholder service activities. As of October 31, 2025, the Plan has not been activated.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares and is an affiliate of Ultimus Fund Solutions, LLC.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – An affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds as shown in the Statements of Operations. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds which are included in the compliance officer fees in the Statements of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services, as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds, which are included in the printing and postage expenses in the Statements of Operations.

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

At October 31, 2025, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Main Sector Rotation ETF	$1,991,946,267	$523,045,003	$—	$523,045,003
Main Thematic Innovation ETF	$188,592,002	$59,288,003	$(9,202,984)	$50,085,019
Main International ETF	$134,742,434	$21,780,561	$—	$21,780,561

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Funds’ distributions for the period ended October 31, 2025, and October 31, 2024 was as follows:

For the period ended October 31, 2025:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Main Sector Rotation ETF	$10,640,660	$—	$—	$10,640,660
Main Thematic Innovation ETF	—	—	—	—
Main International ETF	2,646,525	—	—	2,646,525

For the period ended October 31, 2024:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Main Sector Rotation ETF	$6,116,485	$—	$—	$6,116,485
Main Thematic Innovation ETF	—	—	—	—
Main International ETF	2,034,833	—	—	2,034,833

As of October 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Main Sector Rotation ETF	$3,764,638	$—	$—	$(77,538,373)	$—	523,045,003	$449,271,268
Main Thematic Innovation ETF	41,721	—	—	(34,863,419)	—	50,085,019	15,263,321
Main International ETF	1,343,514	—	—	(2,268,923)	—	21,780,561	20,855,152

The difference between book basis and tax basis accumulated net investment income, unrealized appreciation (depreciation) and accumulated net realized loss from investments is primarily attributable to the mark-to-market on open passive foreign investment companies and tax deferral of losses on wash sales.

At October 31, 2025, the Funds had capital loss carryforwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Main Sector Rotation ETF	$77,538,373	$—	$77,538,373	$—
Main Thematic Innovation ETF	12,119,668	22,743,751	34,863,419	—
Main International ETF	2,268,923	—	2,268,923	165,253

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Permanent book and tax differences, primarily attributable to tax adjustments for realized gains (losses) on in-kind redemptions, and the true up adjustments for the tax returns, resulted in reclassification for the year ended October 31, 2025 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Main Sector Rotation ETF	$369,764,608	$(369,764,608)
Main Thematic Innovation ETF	34,325,447	(34,325,447)
Main International ETF	13,390,426	(13,390,426)

The following Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal years ended October 31, 2025 and October 31, 2024 were as follows:

For period ended
10/31/2025	Foreign Taxes Paid	Foreign Source Income
Main International ETF	$0.0455	$0.4678

For period ended
10/31/2024	Foreign Taxes Paid	Foreign Source Income
Main International ETF	$0.0554	$0.5146

8.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Main Sector Rotation ETF only in Creation Unit size aggregations of 50,000 shares. Shares are created and redeemed by the Main Thematic Innovation ETF and Main International ETF only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of the Funds’ shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets. For the year ended October 31, 2025, the fixed and variable fees were as follows:

	Fixed Fees	Variable Fees
Main Sector Rotation ETF	$11,600	$—
Main Thematic Innovation ETF	$4,400	$—
Main International ETF	$1,800	$—

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

The Transaction Fees for the Funds are listed in the table below:

Fixed Fee	Variable Charge
$200	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

9.	SECURITIES LENDING

Effective January 23, 2025, under an agreement (the “Securities Lending Agreement”) with State Street Bank and Trust Company, each Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. The Securities Lending Agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors, including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the terms of the Securities Lending Agreement to recall the securities from the borrower on demand. The cash collateral is held by the custodian in accordance with the custody agreement. Each Fund could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent. Prior to January 23, 2025, the Funds had a Securities Lending Agreement with Brown Brothers Harriman.

As of October 31, 2025, the below table shows the securities on loan and collateral for the loan, both of which are presented gross on the Statement of Assets and Liabilities.

	Fair Value of	Collateral for
	Securities Loaned	Securities Loaned
Main Sector Rotation ETF	$110,443,998	$101,205,056
Main Thematic Innovation ETF	28,391,964	12,399,064
Main International ETF	19,043,186	4,185,123

The contractual maturity of securities purchased with the cash collateral is on an overnight and continuous basis. At October 31, 2025, the Main Sector Rotation ETF, Main Thematic Innovation ETF and Main International ETF received non-cash collateral of $10,358,419, $16,073,511 and $15,283,592, respectively. The non-cash collateral consists of U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Inflation Indexed Bonds, with coupon rates ranging from 0.01% to 5.375% and maturity dates from 11/15/2025 to 2/15/2055 and is held at the Funds’ securities lending agent. The Funds cannot pledge or resell the collateral.

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

The remaining contractual maturity of the collateral as of October 31, 2025 is as follows:

		Overnight and	Up to		Greater than
	Collateral	Continuous	30 Days	30-90 days	90 days	Total
Main Sector Rotation ETF	Cash Collateral	$101,205,056	$—	$—	$—	$101,205,056
	Non-Cash Collateral	$—	$—	$29,082	$10,329,337	$10,358,419
		$101,205,056	$—	$29,082	$10,329,337	$111,563,475

Main Thematic Innovation ETF	Cash Collateral	$12,399,064	$—	$—	$—	$12,399,064
	Non-Cash Collateral	$—	$70,249	$143,764	$15,859,498	$16,073,511
		$12,399,064	$70,249	$143,764	$15,859,498	$28,472,575

Main International ETF	Cash Collateral	$4,185,123	$—	$—	$—	$4,185,123
	Non-Cash Collateral	$—	$209,646	$397,399	$14,676,547	$15,283,592
		$4,185,123	$209,646	$397,399	$14,676,547	$19,468,715

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide the Funds, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

10.	DERIVATIVE TRANSACTIONS

As of October 31, 2025, the Funds were not invested in derivatives.

The following is a summary of the effect of derivative instruments on the Main Sector Rotation ETF’s Statements of Operations for the year ended October 31, 2025.

Net
	Net	Change in Unrealized
	Realized Gain	Appreciation
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity Contract/Equity Price Risk	$(643,631)	$—

The average quarterly notional value of derivative instruments outstanding during the year ended October 31, 2025 was $180,492,000.

11.	INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates at October 31, 2025 are noted in a Fund’s Schedule of Investments. Transactions during the year with the companies that are affiliated or were affiliates at the beginning of the year are as follows:

	Main International ETF
	Fair Value				Net Change in		Dividend
	Beginning of			Realized Gain	Unrealized	Fair Value End of	Credited to	Shares End
	Year	Purchases	Sales Proceeds	(Loss)	Depreciation	Year	Income	of Year
Franklin FTSE China ETF	$14,835,488	$426,328	$(16,632,066)	$3,182,062	$(1,811,812)	$—	$316,252	—
Franklin FTSE Germany ETF	$3,244,590	$355,722	$(4,091,913)	$754,893	$(263,292)	$—	$—	—
Franklin FTSE Mexico ETF	$—	$7,003,020	$(51,377)	$3,896	$1,544,397	$8,499,936	$155,054	261,522
Franklin FTSE South Korea ETF	$10,109,136	$277,337	$(10,294,635)	$(1,406,634)	$1,314,796	$—	$28,786	—
iShares MSCI Israel ETF	$11,967,228	$390,379	$(14,557,246)	$2,609,140	$(409,501)	$—	$96,877	—
				$5,143,357	$374,588	$8,499,936	$596,969

MAIN ETFS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

12.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Main Sector Rotation ETF and Main International ETF, the (“Funds”), currently invests a portion of their assets in the underlying investment companies mentioned in the table below. The Funds may redeem their investments in these underlying investment companies at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of the underlying investment companies. The financial statements of the below mentioned investment companies, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of October 31, 2025, the percentage of the net assets invested in each underlying investment company were as follows.

Fund	Underlying Investment	% of Net Assets
Main Sector Rotation ETF	Technology Select Sector SPDR Fund	33.80%
Main International ETF	iShares Core MSCI International Developed Markets ETF	38.90%

13.	NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

14.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. On December 23, 2025 the Main Sector Rotation ETF, Main Thematic Innovation ETF and Main International ETF made an income distribution of $0.1041, $0.0055 and $0.7176 per share, respectively. Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Main Sector Rotation ETF, Main Thematic Innovation ETF, and Main International ETF and Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Main Sector Rotation ETF, Main Thematic Innovation ETF, and Main International ETF (the “Funds”), each a series of Northern Lights Fund Trust IV, as of October 31, 2025, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Main Sector Rotation ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, and 2022, for the period from June 1, 2021 to October 31, 2021, and for the year ended May 31, 2021
Main Thematic Innovation ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, and 2022, for the period from June 1, 2021 to October 31, 2021, and for the period from January 28, 2021 (commencement of operations) to May 31, 2021
Main International ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, and for the period from December 1, 2022 (commencement of operations) to October 31, 2023

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies with a related advisor since 2015.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 29, 2025

MAIN ETFS
ADDITIONAL INFORMATION (Unaudited)
October 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Renewal of the Investment Advisory Agreement with Main Management ETF Advisors, LLC

In connection with the meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on July 23-24, 2025 (the “Meeting”), the Board discussed the renewal of an investment advisory agreement (the “MMEA Advisory Agreement”) between Main Management ETF Advisors, LLC (“MMEA”) and the Trust, with respect to Main International ETF (“Main IE”), Main Sector Rotation ETF (“Main SR”) and Main Thematic Innovation ETF (“Main TI”) (collectively, the “Main ETFs”). In considering the renewal of the MMEA Advisory Agreement, the Board received materials specifically relating to the MMEA Advisory Agreement.

The Board reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the MMEA Advisory Agreement. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the MMEA Advisory Agreement, on behalf of the Main ETFs, and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the MMEA Advisory Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel servicing the Main ETFs, noting no material changes since the last renewal of the advisory agreement. The Board noted that MMEA provided research, analysis, compliance and operational services to the Main ETFs. The Board further noted that investment decisions were made based on internal and external research and trading information and agreed upon by an investment committee. The Board reviewed MMEA’s investment process. The Board discussed the factors that MMEA considered when selecting broker-dealers for portfolio transactions. The Board reviewed MMEA’s practices for monitoring compliance, noting that strategy positions were monitored daily. The Board noted that MMEA did not report any SEC or regulatory examinations or investigations nor any material litigation or administrative actions. The Board concluded that it could expect MMEA to continue providing high quality services to each of the Main ETFs and its shareholders.

Performance.

Main IE—The Board observed that Main IE underperformed its benchmark index, MSCI ACWI ex USA Net Index, peer group median and Morningstar category median for the 1- year and since inception periods ended April 30, 2025. The Board further observed that Main IE ranked in the first quartile of its peer group regarding its standard deviation for the 1-year period ended April 30, 2025. The Board acknowledged MMEA’s explanation that the underperformance could be attributed to a number of factors, including the volatile market and geopolitical uncertainty, as well as tariffs. The Board

MAIN ETFS
ADDITIONAL INFORMATION (Unaudited) (Continued)
October 31, 2025

discussed a couple of changes to Main IE’s portfolio during the period. The Board concluded that Main IE’s performance was acceptable.

Main SR—The Board noted that Main SR underperformed its benchmark index, the S&P 500 Total Return Index, and peer group and Morningstar medians for the 1-year period ended April 30, 2025. The Board further noted that Main SR underperformed its benchmark and peer group median, but outperformed its Morningstar category median for the 3-year period ended April 30, 2025. The Board observed that Main SR outperformed its peer group median and Morningstar category for the 5-year period ended April 30, 2025 and its peer group median since inception. The Board further observed that Main SR was in the first quartile in its peer group with respect to its standard deviation since inception. The Board acknowledged MMEA’s explanation that the underperformance was attributed to a number of factors, including recent abnormal market concentration rather than historical market drivers. The Board concluded that Main SR’s performance was acceptable.

Main TI—The Board observed that Main TI outperformed its benchmark, the MSCI AC World Index, Morningstar category and peer group median for the 1-year period ended April 30, 2025 with net returns of 17.12%. The Board further observed that Main TI underperformed its benchmark, Morningstar category median and peer group median for the 3-year and since inception periods. The Board concluded that Main TI’s performance was acceptable.

Fees and Expenses.

Main IE—The Board observed that Main IE’s advisory fee of 0.55% was slightly higher than the peer group average of 0.54% and was in line with the peer group median. The Board further observed that the advisory fee was higher than the Morningstar category median and average but lower than the high of 0.85%. The Board noted that Main IE’s net expense ratio of 0.70% was higher than the medians and averages of its peer group and Morningstar category but lower than the highs of each, which were 0.95% each. The Board noted MMEA’s intention to renew the expense limitation agreement. The Board determined that MMEA’s advisory fee for Main IE was not unreasonable.

Main SR—The Board observed Main SR’s advisory fee of 0.50% and net expense ratio of 0.57% were below its peer group average of 0.55% and 0.60%, respectively, and Morningstar category high of 1.20% and 1.40%, respectively. The Board noted MMEA’s intention to renew the expense limitation agreement. The Board determined that MMEA’s advisory fee for Main SR was not unreasonable.

Main TI—The Board noted that the 0.65% advisory fee for Main TI was in line with its Morningstar category median and lower than its peer group median and average. The Board noted that the net expense ratio of 0.85% for Main TI was higher than its peer group and Morningstar category averages and medians but below the highs of each, which were 1.00% and 1.19%, respectively. The Board noted MMEA’s intention to renew the expense limitation agreement. The Board determined that MMEA’s advisory fee for Main TI was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by MMEA for each of the Main ETFs. The Board observed that MMEA was earning a reasonable profit from Main SR and modest profit from each of Main IE and Main TI. The Board determined that excessive profitability was not an issue for MMEA with respect to the Main ETFs at this time.

Economies of Scale. The Board considered whether economies of scale had been reached with respect to the management of the Main ETFs. The Board noted that MMEA had indicated a willingness to evaluate the appropriateness of breakpoints at higher asset levels. The Board agreed to monitor and revisit the issue at the appropriate time.

MAIN ETFS
ADDITIONAL INFORMATION (Unaudited) (Continued)
October 31, 2025

Conclusion. Having requested such information from MMEA as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and with the advice of independent counsel, the Board determined that renewal of the advisory agreement with MMEA on behalf of Main IE, Main SR and Main TI, were in the best interests of each of the Main ETFs and their shareholders.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By	/s/ Wendy Wang
Wendy Wang
Principal Executive Officer
Date: 1/5/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Wendy Wang
Wendy Wang
Principal Executive Officer
Date: 1/5/2026

By	/s/ Sam Singh
Sam Singh
Principal Financial Officer
Date: 1/5/2026